Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Straight line over lease term
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Double declining rate of 30%
Office Furnishings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Double declining rate of 20%
Right of Use
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	Straight line over lease term